                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

         SUPPLEMENT DATED MAY 11, 2001 TO PROSPECTUS DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2001. You should read this supplement along with the prospectus.

1. All references to the Pilgrim Variable Products Trust portfolios are amended to reflect that Class S shares are available through the contracts.

2. The following information replaces the "Fund Expense Table" and "Footnotes to the Fund Expense Table" located on pages 10 and 11 of the prospectus:

X.56297-01                                                              May 2001

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 2000.

                                     FUND EXPENSE TABLE(1)
                                                          Total Fund                 Net Fund
                                                            Annual                    Annual
                                                           Expenses                  Expenses
                           Investment                      Without       Total         After
                            Advisory    12b-1    Other    Waivers or  Waivers and     Waivers
Fund Name                     Fees       Fee    Expenses  Reductions  Reductions   or Reductions
---------                     ----       ---    --------  ----------  ----------   -------------
Aetna Balanced VP, Inc.        0.50%      --      0.09%       0.59%         --           0.59%
Aetna Bond VP                  0.40%      --      0.10%       0.50%         --           0.50%
Aetna Growth VP(2)             0.60%      --      0.10%       0.70%       0.00%          0.70%
Aetna Growth and Income
  VP                           0.50%      --      0.08%       0.58%         --           0.58%
Aetna Index Plus Large
  Cap VP(2)                    0.35%      --      0.09%       0.44%       0.00%          0.44%
Aetna International VP(3)      0.85%      --      0.49%       1.34%       0.19%          1.15%
Aetna Money Market VP          0.25%      --      0.09%       0.34%         --           0.34%
Aetna Small Company VP(2)      0.75%      --      0.12%       0.87%       0.00%          0.87%
Aetna Technology VP(3)         0.95%      --      0.25%       1.20%       0.05%          1.15%
AIM V.I. Capital
  Appreciation Fund            0.61%      --      0.21%       0.82%         --           0.82%
AIM V.I. Government
  Securities Fund              0.50%      --      0.47%       0.97%         --           0.97%
AIM V.I. Growth Fund           0.61%      --      0.22%       0.83%         --           0.83%
AIM V.I. Growth and
  Income Fund                  0.60%      --      0.24%       0.84%         --           0.84%
AIM V.I. Value Fund            0.61%      --      0.23%       0.84%         --           0.84%
Alliance Growth and
  Income Portfolio             0.63%      --      0.06%       0.69%         --           0.69%
Alliance Premier Growth
  Portfolio                    1.00%      --      0.04%       1.04%         --           1.04%
Alliance Quasar
  Portfolio(4)                 1.00%      --      0.14%       1.14%       0.19%          0.95%
Fidelity VIP
  Equity-Income
  Portfolio(5)                 0.48%      --      0.08%       0.56%         --           0.56%
Fidelity VIP Growth
  Portfolio(5)                 0.57%      --      0.08%       0.65%         --           0.65%
Fidelity VIP High Income
  Portfolio                    0.58%      --      0.10%       0.68%         --           0.68%
Fidelity VIP II
  Contrafund-Registered
  Trademark- Portfolio(5)      0.57%      --      0.09%       0.66%         --           0.66%
Janus Aspen Aggressive
  Growth Portfolio(6)          0.65%      --      0.01%       0.66%       0.00%          0.66%
Janus Aspen Balanced
  Portfolio(6)                 0.65%      --      0.01%       0.66%       0.00%          0.66%
Janus Aspen Growth
  Portfolio(6)                 0.65%      --      0.02%       0.67%       0.00%          0.67%
Janus Aspen Worldwide
  Growth Portfolio(6)          0.65%      --      0.04%       0.69%       0.00%          0.69%
MFS-Registered Trademark-
  Total Return Series(7)       0.75%      --      0.15%       0.90%       0.00%          0.90%
Oppenheimer Aggressive
  Growth Fund/VA               0.62%      --      0.02%       0.64%         --           0.64%
Oppenheimer Main Street
  Growth & Income Fund/VA      0.70%      --      0.03%       0.73%         --           0.73%
Oppenheimer Strategic
  Bond Fund/VA                 0.74%      --      0.05%       0.79%         --           0.79%
Pilgrim VP Growth
  Opportunities
  Portfolio(8)                 0.75%      --      1.69%       2.44%       1.34%          1.10%
Pilgrim VP MagnaCap
  Portfolio(8)                 0.75%      --      7.40%       8.15%       7.05%          1.10%
Pilgrim VP MidCap
  Opportunities
  Portfolio(8)                 0.75%      --      5.26%       6.01%       4.91%          1.10%
Pilgrim VP SmallCap
  Opportunities
  Portfolio(8)                 0.75%      --      0.48%       1.23%       0.13%          1.10%
PPI MFS Capital
  Opportunities
  Portfolio(9)                 0.65%      --      0.25%       0.90%       0.00%          0.90%
PPI MFS Emerging Equities
  Portfolio(9)                 0.66%      --      0.13%       0.79%       0.00%          0.79%
PPI MFS Research Growth
  Portfolio(9)                 0.69%      --      0.15%       0.84%       0.00%          0.84%
PPI Scudder International
  Growth Portfolio(9)          0.80%      --      0.20%       1.00%       0.00%          1.00%
Prudential Jennison
  Portfolio                    0.60%    0.25%     0.19%       1.04%         --           1.04%
SP Jennison International
  Growth Portfolio(10)         0.85%    0.25%     0.60%       1.70%       0.06%          1.64%

FOOTNOTES TO THE "FUND EXPENSE TABLE"

(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements generally are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.
(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(4) The investment manager has agreed to waive its fees and reimburse the Quasar Variable Portfolio to limit total expenses to 0.95% of daily net assets until at least May 1, 2002.
(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(6) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
(7) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.89% for the series.
(8) Because Class S shares are new for each Portfolio, the Other Expenses are estimated based on Class R expenses of the Portfolio. Other Expenses include a Service Fee of 0.25% for each Portfolio. ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each Portfolio is shown as "Net Fund Annual Expenses After Waivers or Reductions" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2001.
(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.
(10) Because this is the first year of operation for all "SP" Portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" Portfolio has expense reimbursements in effect. These expense reimbursements are voluntary and may be terminated at any time.

3. The following Hypothetical Examples replace the Hypothetical Examples located on pages 12 through 15 of the prospectus:

FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:*                              (no early withdrawal charge is
                                                                                            reflected):**

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 83    $117     $144      $234       $20     $ 63     $108      $234
Aetna Bond VP                                          $ 82    $114     $139      $225       $20     $ 60     $104      $225
Aetna Growth VP                                        $ 84    $120     $149      $245       $22     $ 66     $114      $245
Aetna Growth and Income VP                             $ 83    $116     $143      $233       $20     $ 63     $108      $233
Aetna Index Plus Large Cap VP                          $ 82    $112     $136      $218       $19     $ 59     $101      $218
Aetna International VP                                 $ 91    $139     $182      $309       $28     $ 86     $146      $309
Aetna Money Market VP                                  $ 81    $109     $131      $208       $18     $ 56     $ 96      $208
Aetna Small Company VP                                 $ 86    $125     $158      $263       $23     $ 72     $123      $263
Aetna Technology VP                                    $ 89    $135     $175      $296       $27     $ 82     $139      $296
AIM V.I. Capital Appreciation Fund                     $ 86    $124     $156      $258       $23     $ 70     $120      $258
AIM V.I. Government Securities Fund                    $ 87    $128     $163      $273       $24     $ 75     $128      $273
AIM V.I. Growth Fund                                   $ 86    $124     $156      $259       $23     $ 70     $121      $259
AIM V.I. Growth and Income Fund                        $ 86    $124     $157      $260       $23     $ 71     $121      $260
AIM V.I. Value Fund                                    $ 86    $124     $157      $260       $23     $ 71     $121      $260
Alliance Growth and Income Portfolio                   $ 84    $120     $149      $244       $21     $ 66     $114      $244
Alliance Premier Growth Portfolio                      $ 88    $130     $167      $280       $25     $ 77     $131      $280
Alliance Quasar Portfolio                              $ 89    $133     $172      $290       $26     $ 80     $136      $290
Fidelity VIP Equity-Income Portfolio                   $ 83    $116     $142      $231       $20     $ 62     $107      $231
Fidelity VIP Growth Portfolio                          $ 84    $118     $147      $240       $21     $ 65     $112      $240
Fidelity VIP High Income Portfolio                     $ 84    $119     $148      $243       $21     $ 66     $113      $243
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 84    $119     $147      $241       $21     $ 65     $112      $241
Janus Aspen Aggressive Growth Portfolio                $ 84    $119     $147      $241       $21     $ 65     $112      $241
Janus Aspen Balanced Portfolio                         $ 84    $119     $147      $241       $21     $ 65     $112      $241
Janus Aspen Growth Portfolio                           $ 84    $119     $148      $242       $21     $ 66     $113      $242
Janus Aspen Worldwide Growth Portfolio                 $ 84    $120     $149      $244       $21     $ 66     $114      $244
MFS-Registered Trademark- Total Return Series          $ 86    $126     $160      $266       $24     $ 73     $124      $266
Oppenheimer Aggressive Growth Fund/VA                  $ 84    $118     $146      $239       $21     $ 65     $111      $239
Oppenheimer Main Street Growth & Income Fund/VA        $ 85    $121     $151      $249       $22     $ 67     $116      $249
Oppenheimer Strategic Bond Fund/VA                     $ 85    $123     $154      $255       $22     $ 69     $119      $255
Pilgrim VP Growth Opportunities Portfolio              $102    $172     $234      $409       $39     $118     $199      $409
Pilgrim VP MagnaCap Portfolio                          $157    $323     $464      $765       $94     $268     $427      $765
Pilgrim VP MidCap Opportunities Portfolio              $137    $269     $386      $659       $73     $215     $350      $659
Pilgrim VP SmallCap Opportunities Portfolio            $ 90    $136     $176      $299       $27     $ 82     $141      $299
PPI MFS Capital Opportunities Portfolio                $ 86    $126     $160      $266       $24     $ 73     $124      $266
PPI MFS Emerging Equities Portfolio                    $ 85    $123     $154      $255       $22     $ 69     $119      $255
PPI MFS Research Growth Portfolio                      $ 86    $124     $157      $260       $23     $ 71     $121      $260
PPI Scudder International Growth Portfolio             $ 87    $129     $165      $276       $25     $ 76     $129      $276
Prudential Jennison Portfolio                          $ 88    $130     $167      $280       $25     $ 77     $131      $280
SP Jennison International Growth Portfolio             $ 94    $150     $199      $343       $32     $ 96     $164      $343

--------------------------

* This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15%, an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%) and the premium bonus option charge of 0.50% during the first seven account years). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:*                              (no early withdrawal charge is
                                                                                            reflected):**

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 88    $132     $169      $267       $25     $ 78     $134      $267
Aetna Bond VP                                          $ 87    $129     $165      $258       $25     $ 76     $129      $258
Aetna Growth VP                                        $ 89    $135     $175      $278       $27     $ 82     $139      $278
Aetna Growth and Income VP                             $ 88    $131     $169      $266       $25     $ 78     $133      $266
Aetna Index Plus Large Cap VP                          $ 87    $127     $162      $252       $24     $ 74     $126      $252
Aetna International VP                                 $ 96    $154     $206      $339       $33     $100     $170      $339
Aetna Money Market VP                                  $ 86    $124     $157      $241       $23     $ 71     $121      $241
Aetna Small Company VP                                 $ 91    $140     $183      $295       $28     $ 87     $148      $295
Aetna Technology VP                                    $ 94    $150     $199      $326       $32     $ 96     $164      $326
AIM V.I. Capital Appreciation Fund                     $ 91    $139     $181      $290       $28     $ 85     $145      $290
AIM V.I. Government Securities Fund                    $ 92    $143     $188      $304       $29     $ 90     $152      $304
AIM V.I. Growth Fund                                   $ 91    $139     $181      $291       $28     $ 85     $146      $291
AIM V.I. Growth and Income Fund                        $ 91    $139     $182      $292       $28     $ 86     $146      $292
AIM V.I. Value Fund                                    $ 91    $139     $182      $292       $28     $ 86     $146      $292
Alliance Growth and Income Portfolio                   $ 89    $135     $174      $277       $26     $ 81     $139      $277
Alliance Premier Growth Portfolio                      $ 93    $145     $191      $311       $30     $ 92     $156      $311
Alliance Quasar Portfolio                              $ 94    $148     $196      $321       $31     $ 95     $161      $321
Fidelity VIP Equity-Income Portfolio                   $ 88    $131     $168      $264       $25     $ 77     $132      $264
Fidelity VIP Growth Portfolio                          $ 89    $134     $172      $273       $26     $ 80     $137      $273
Fidelity VIP High Income Portfolio                     $ 89    $134     $174      $276       $26     $ 81     $138      $276
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 89    $134     $173      $274       $26     $ 80     $137      $274
Janus Aspen Aggressive Growth Portfolio                $ 89    $134     $173      $274       $26     $ 80     $137      $274
Janus Aspen Balanced Portfolio                         $ 89    $134     $173      $274       $26     $ 80     $137      $274
Janus Aspen Growth Portfolio                           $ 89    $134     $173      $275       $26     $ 81     $138      $275
Janus Aspen Worldwide Growth Portfolio                 $ 89    $135     $174      $277       $26     $ 81     $139      $277
MFS-Registered Trademark- Total Return Series          $ 91    $141     $185      $298       $29     $ 87     $149      $298
Oppenheimer Aggressive Growth Fund/VA                  $ 89    $133     $172      $272       $26     $ 80     $136      $272
Oppenheimer Main Street Growth & Income Fund/VA        $ 90    $136     $176      $281       $27     $ 82     $141      $281
Oppenheimer Strategic Bond Fund/VA                     $ 90    $138     $179      $287       $27     $ 84     $144      $287
Pilgrim VP Growth Opportunities Portfolio              $107    $186     $258      $436       $44     $132     $222      $436
Pilgrim VP MagnaCap Portfolio                          $162    $335     $480      $777       $98     $280     $444      $777
Pilgrim VP MidCap Opportunities Portfolio              $141    $282     $405      $676       $78     $228     $369      $676
Pilgrim VP SmallCap Opportunities Portfolio            $ 95    $151     $201      $329       $32     $ 97     $165      $329
PPI MFS Capital Opportunities Portfolio                $ 91    $141     $185      $298       $29     $ 87     $149      $298
PPI MFS Emerging Equities Portfolio                    $ 90    $138     $179      $287       $27     $ 84     $144      $287
PPI MFS Research Growth Portfolio                      $ 91    $139     $182      $292       $28     $ 86     $146      $292
PPI Scudder International Growth Portfolio             $ 92    $144     $189      $307       $30     $ 90     $154      $307
Prudential Jennison Portfolio                          $ 93    $145     $191      $311       $30     $ 92     $156      $311
SP Jennison International Growth Portfolio             $ 99    $165     $223      $372       $36     $111     $187      $372

--------------------------

* This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000. This example does not reflect the amount of any premium bonus forfeited because of an early withdrawal during the first seven account years.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:                               (no early withdrawal charge is
                                                                                            reflected):*

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 74    $ 99     $126      $234       $20     $ 63     $108      $234
Aetna Bond VP                                          $ 73    $ 96     $122      $225       $20     $ 60     $104      $225
Aetna Growth VP                                        $ 75    $102     $132      $245       $22     $ 66     $114      $245
Aetna Growth and Income VP                             $ 74    $ 98     $126      $233       $20     $ 63     $108      $233
Aetna Index Plus Large Cap VP                          $ 73    $ 94     $118      $218       $19     $ 59     $101      $218
Aetna International VP                                 $ 82    $121     $164      $309       $28     $ 86     $146      $309
Aetna Money Market VP                                  $ 72    $ 91     $113      $208       $18     $ 56     $ 96      $208
Aetna Small Company VP                                 $ 77    $107     $140      $263       $23     $ 72     $123      $263
Aetna Technology VP                                    $ 80    $117     $157      $296       $27     $ 82     $139      $296
AIM V.I. Capital Appreciation Fund                     $ 77    $106     $138      $258       $23     $ 70     $120      $258
AIM V.I. Government Securities Fund                    $ 78    $110     $145      $273       $24     $ 75     $128      $273
AIM V.I. Growth Fund                                   $ 77    $106     $138      $259       $23     $ 70     $121      $259
AIM V.I. Growth and Income Fund                        $ 77    $106     $139      $260       $23     $ 71     $121      $260
AIM V.I. Value Fund                                    $ 77    $106     $139      $260       $23     $ 71     $121      $260
Alliance Growth and Income Portfolio                   $ 75    $102     $131      $244       $21     $ 66     $114      $244
Alliance Premier Growth Portfolio                      $ 79    $112     $149      $280       $25     $ 77     $131      $280
Alliance Quasar Portfolio                              $ 80    $115     $154      $290       $26     $ 80     $136      $290
Fidelity VIP Equity-Income Portfolio                   $ 74    $ 98     $125      $231       $20     $ 62     $107      $231
Fidelity VIP Growth Portfolio                          $ 75    $101     $129      $240       $21     $ 65     $112      $240
Fidelity VIP High Income Portfolio                     $ 75    $102     $131      $243       $21     $ 66     $113      $243
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 75    $101     $130      $241       $21     $ 65     $112      $241
Janus Aspen Aggressive Growth Portfolio                $ 75    $101     $130      $241       $21     $ 65     $112      $241
Janus Aspen Balanced Portfolio                         $ 75    $101     $130      $241       $21     $ 65     $112      $241
Janus Aspen Growth Portfolio                           $ 75    $101     $130      $242       $21     $ 66     $113      $242
Janus Aspen Worldwide Growth Portfolio                 $ 75    $102     $131      $244       $21     $ 66     $114      $244
MFS-Registered Trademark- Total Return Series          $ 77    $108     $142      $266       $24     $ 73     $124      $266
Oppenheimer Aggressive Growth Fund/VA                  $ 75    $100     $129      $239       $21     $ 65     $111      $239
Oppenheimer Main Street Growth & Income Fund/VA        $ 76    $103     $133      $249       $22     $ 67     $116      $249
Oppenheimer Strategic Bond Fund/VA                     $ 76    $105     $136      $255       $22     $ 69     $119      $255
Pilgrim VP Growth Opportunities Portfolio              $ 93    $154     $217      $409       $39     $118     $199      $409
Pilgrim VP MagnaCap Portfolio                          $148    $305     $445      $765       $94     $268     $427      $765
Pilgrim VP MidCap Opportunities Portfolio              $128    $251     $368      $659       $73     $215     $350      $659
Pilgrim VP SmallCap Opportunities Portfolio            $ 81    $118     $158      $299       $27     $ 82     $141      $299
PPI MFS Capital Opportunities Portfolio                $ 77    $108     $142      $266       $24     $ 73     $124      $266
PPI MFS Emerging Equities Portfolio                    $ 76    $105     $136      $255       $22     $ 69     $119      $255
PPI MFS Research Growth Portfolio                      $ 77    $106     $139      $260       $23     $ 71     $121      $260
PPI Scudder International Growth Portfolio             $ 78    $111     $147      $276       $25     $ 76     $129      $276
Prudential Jennison Portfolio                          $ 79    $112     $149      $280       $25     $ 77     $131      $280
SP Jennison International Growth Portfolio             $ 85    $132     $181      $343       $32     $ 96     $164      $343

--------------------------

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15%, an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%) and the premium bonus option charge of 0.50% during the first seven account years). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:*                              (no early withdrawal charge is
                                                                                            reflected):**

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 79    $114     $151      $267       $25     $ 78     $134      $267
Aetna Bond VP                                          $ 78    $111     $147      $258       $25     $ 76     $129      $258
Aetna Growth VP                                        $ 80    $117     $157      $278       $27     $ 82     $139      $278
Aetna Growth and Income VP                             $ 79    $114     $151      $266       $25     $ 78     $133      $266
Aetna Index Plus Large Cap VP                          $ 78    $109     $144      $252       $24     $ 74     $126      $252
Aetna International VP                                 $ 87    $136     $188      $339       $33     $100     $170      $339
Aetna Money Market VP                                  $ 77    $106     $139      $241       $23     $ 71     $121      $241
Aetna Small Company VP                                 $ 82    $122     $165      $295       $28     $ 87     $148      $295
Aetna Technology VP                                    $ 85    $132     $181      $326       $32     $ 96     $164      $326
AIM V.I. Capital Appreciation Fund                     $ 82    $121     $163      $290       $28     $ 85     $145      $290
AIM V.I. Government Securities Fund                    $ 83    $125     $170      $304       $29     $ 90     $152      $304
AIM V.I. Growth Fund                                   $ 82    $121     $163      $291       $28     $ 85     $146      $291
AIM V.I. Growth and Income Fund                        $ 82    $121     $164      $292       $28     $ 86     $146      $292
AIM V.I. Value Fund                                    $ 82    $121     $164      $292       $28     $ 86     $146      $292
Alliance Growth and Income Portfolio                   $ 80    $117     $156      $277       $26     $ 81     $139      $277
Alliance Premier Growth Portfolio                      $ 84    $127     $174      $311       $30     $ 92     $156      $311
Alliance Quasar Portfolio                              $ 85    $130     $179      $321       $31     $ 95     $161      $321
Fidelity VIP Equity-Income Portfolio                   $ 79    $113     $150      $264       $25     $ 77     $132      $264
Fidelity VIP Growth Portfolio                          $ 80    $116     $154      $273       $26     $ 80     $137      $273
Fidelity VIP High Income Portfolio                     $ 80    $117     $156      $276       $26     $ 81     $138      $276
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 80    $116     $155      $274       $26     $ 80     $137      $274
Janus Aspen Aggressive Growth Portfolio                $ 80    $116     $155      $274       $26     $ 80     $137      $274
Janus Aspen Balanced Portfolio                         $ 80    $116     $155      $274       $26     $ 80     $137      $274
Janus Aspen Growth Portfolio                           $ 80    $116     $155      $275       $26     $ 81     $138      $275
Janus Aspen Worldwide Growth Portfolio                 $ 80    $117     $156      $277       $26     $ 81     $139      $277
MFS-Registered Trademark- Total Return Series          $ 82    $123     $167      $298       $29     $ 87     $149      $298
Oppenheimer Aggressive Growth Fund/VA                  $ 80    $115     $154      $272       $26     $ 80     $136      $272
Oppenheimer Main Street Growth & Income Fund/VA        $ 81    $118     $158      $281       $27     $ 82     $141      $281
Oppenheimer Strategic Bond Fund/VA                     $ 81    $120     $161      $287       $27     $ 84     $144      $287
Pilgrim VP Growth Opportunities Portfolio              $ 98    $168     $240      $436       $44     $132     $222      $436
Pilgrim VP MagnaCap Portfolio                          $152    $316     $462      $777       $98     $280     $444      $777
Pilgrim VP MidCap Opportunities Portfolio              $132    $264     $387      $676       $78     $228     $369      $676
Pilgrim VP SmallCap Opportunities Portfolio            $ 86    $133     $183      $329       $32     $ 97     $165      $329
PPI MFS Capital Opportunities Portfolio                $ 82    $123     $167      $298       $29     $ 87     $149      $298
PPI MFS Emerging Equities Portfolio                    $ 81    $120     $161      $287       $27     $ 84     $144      $287
PPI MFS Research Growth Portfolio                      $ 82    $121     $164      $292       $28     $ 86     $146      $292
PPI Scudder International Growth Portfolio             $ 83    $126     $172      $307       $30     $ 90     $154      $307
Prudential Jennison Portfolio                          $ 84    $127     $174      $311       $30     $ 92     $156      $311
SP Jennison International Growth Portfolio             $ 90    $147     $205      $372       $36     $111     $187      $372

--------------------------

* This example does not reflect the amount of any premium bonus forfeited because of an early withdrawal during the first seven account years.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

X.56297-01                                                              May 2001

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

         SUPPLEMENT DATED MAY 11, 2001 TO PROSPECTUS DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2001. You should read this supplement along with the prospectus.

1. All references to the Pilgrim Variable Products Trust portfolios are amended to reflect that Class S shares are available through the contracts.

2. The following information replaces the "Fund Expense Table" and "Footnotes to the Fund Expense Table" located on pages 10 and 11 of the prospectus:

X.AVAMH-01                                                              May 2001

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 2000.

                                     FUND EXPENSE TABLE(1)
                                                          Total Fund                 Net Fund
                                                            Annual                    Annual
                                                           Expenses                  Expenses
                           Investment                      Without       Total         After
                            Advisory    12b-1    Other    Waivers or  Waivers and     Waivers
Fund Name                     Fees       Fee    Expenses  Reductions  Reductions   or Reductions
---------                     ----       ---    --------  ----------  ----------   -------------
Aetna Balanced VP, Inc.        0.50%      --      0.09%       0.59%         --           0.59%
Aetna Bond VP                  0.40%      --      0.10%       0.50%         --           0.50%
Aetna Growth VP(2)             0.60%      --      0.10%       0.70%       0.00%          0.70%
Aetna Growth and Income
  VP                           0.50%      --      0.08%       0.58%         --           0.58%
Aetna Index Plus Large
  Cap VP(2)                    0.35%      --      0.09%       0.44%       0.00%          0.44%
Aetna International VP(3)      0.85%      --      0.49%       1.34%       0.19%          1.15%
Aetna Money Market VP          0.25%      --      0.09%       0.34%         --           0.34%
Aetna Small Company VP(2)      0.75%      --      0.12%       0.87%       0.00%          0.87%
Aetna Technology VP(3)         0.95%      --      0.25%       1.20%       0.05%          1.15%
AIM V.I. Capital
  Appreciation Fund            0.61%      --      0.21%       0.82%         --           0.82%
AIM V.I. Government
  Securities Fund              0.50%      --      0.47%       0.97%         --           0.97%
AIM V.I. Growth Fund           0.61%      --      0.22%       0.83%         --           0.83%
AIM V.I. Growth and
  Income Fund                  0.60%      --      0.24%       0.84%         --           0.84%
AIM V.I. Value Fund            0.61%      --      0.23%       0.84%         --           0.84%
Alliance Growth and
  Income Portfolio             0.63%      --      0.06%       0.69%         --           0.69%
Alliance Premier Growth
  Portfolio                    1.00%      --      0.04%       1.04%         --           1.04%
Alliance Quasar
  Portfolio(4)                 1.00%      --      0.14%       1.14%       0.19%          0.95%
Fidelity VIP
  Equity-Income
  Portfolio(5)                 0.48%      --      0.08%       0.56%         --           0.56%
Fidelity VIP Growth
  Portfolio(5)                 0.57%      --      0.08%       0.65%         --           0.65%
Fidelity VIP High Income
  Portfolio                    0.58%      --      0.10%       0.68%         --           0.68%
Fidelity VIP II
  Contrafund-Registered
  Trademark- Portfolio(5)      0.57%      --      0.09%       0.66%         --           0.66%
Janus Aspen Aggressive
  Growth Portfolio(6)          0.65%      --      0.01%       0.66%       0.00%          0.66%
Janus Aspen Balanced
  Portfolio(6)                 0.65%      --      0.01%       0.66%       0.00%          0.66%
Janus Aspen Growth
  Portfolio(6)                 0.65%      --      0.02%       0.67%       0.00%          0.67%
Janus Aspen Worldwide
  Growth Portfolio(6)          0.65%      --      0.04%       0.69%       0.00%          0.69%
MFS-Registered Trademark-
  Total Return Series(7)       0.75%      --      0.15%       0.90%       0.00%          0.90%
Mitchell Hutchins Growth
  and Income
  Portfolio(11)                0.70%    0.25%     0.42%       1.37%         --               (11)
Mitchell Hutchins Small
  Cap Portfolio(11)            1.00%    0.25%     1.21%       2.46%         --               (11)
Mitchell Hutchins
  Tactical Allocation
  Portfolio(11)                0.50%    0.25%     0.23%       0.98%         --               (11)
Oppenheimer Aggressive
  Growth Fund/VA               0.62%      --      0.02%       0.64%         --           0.64%
Oppenheimer Main Street
  Growth & Income Fund/VA      0.70%      --      0.03%       0.73%         --           0.73%
Oppenheimer Strategic
  Bond Fund/VA                 0.74%      --      0.05%       0.79%         --           0.79%
Pilgrim VP Growth
  Opportunities
  Portfolio(8)                 0.75%      --      1.69%       2.44%       1.34%          1.10%
Pilgrim VP MagnaCap
  Portfolio(8)                 0.75%      --      7.40%       8.15%       7.05%          1.10%
Pilgrim VP MidCap
  Opportunities
  Portfolio(8)                 0.75%      --      5.26%       6.01%       4.91%          1.10%
Pilgrim VP SmallCap
  Opportunities
  Portfolio(8)                 0.75%      --      0.48%       1.23%       0.13%          1.10%
PPI MFS Capital
  Opportunities
  Portfolio(9)                 0.65%      --      0.25%       0.90%       0.00%          0.90%
PPI MFS Emerging Equities
  Portfolio(9)                 0.66%      --      0.13%       0.79%       0.00%          0.79%
PPI MFS Research Growth
  Portfolio(9)                 0.69%      --      0.15%       0.84%       0.00%          0.84%
PPI Scudder International
  Growth Portfolio(9)          0.80%      --      0.20%       1.00%       0.00%          1.00%
Prudential Jennison
  Portfolio                    0.60%    0.25%     0.19%       1.04%         --           1.04%
SP Jennison International
  Growth Portfolio(10)         0.85%    0.25%     0.60%       1.70%       0.06%          1.64%

FOOTNOTES TO THE "FUND EXPENSE TABLE"

(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements generally are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.
(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(4) The investment manager has agreed to waive its fees and reimburse the Quasar Variable Portfolio to limit total expenses to 0.95% of daily net assets until at least May 1, 2002.
(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(6) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
(7) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.89% for the series.
(8) Because Class S shares are new for each Portfolio, the Other Expenses are estimated based on Class R expenses of the Portfolio. Other Expenses include a Service Fee of 0.25% for each Portfolio. ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each Portfolio is shown as "Net Fund Annual Expenses After Waivers or Reductions" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2001.
(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.
(10) Because this is the first year of operation for all "SP" Portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" Portfolio has expense reimbursements in effect. These expense reimbursements are voluntary and may be terminated at any time.
(11) The distributor of the portfolios uses the distribution fee to pay insurance companies whose separate accounts purchase Class I shares for distribution-related services that the insurance companies provide with respect to the Class I shares. During the fiscal year ended December 31, 2000, Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.) voluntarily waived a portion of the fund's 12b-1 fees. Such waivers will not be in effect for the fiscal year ending December 31, 2001. After applying the voluntary waiver, total fund annual expenses for the fiscal year ended December 31, 2000 were 1.33% for Mitchell Hutchins Growth and Income Portfolio; 2.44% for Mitchell Hutchins Small Cap Portfolio; and 0.94% for Mitchell Hutchins Tactical Allocation Portfolio.

3. The following Hypothetical Examples replace the Hypothetical Examples located on pages 12 through 15 of the prospectus:

FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:*                              (no early withdrawal charge is
                                                                                            reflected):**

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 83    $117     $144      $234       $20     $ 63     $108      $234
Aetna Bond VP                                          $ 82    $114     $139      $225       $20     $ 60     $104      $225
Aetna Growth VP                                        $ 84    $120     $149      $245       $22     $ 66     $114      $245
Aetna Growth and Income VP                             $ 83    $116     $143      $233       $20     $ 63     $108      $233
Aetna Index Plus Large Cap VP                          $ 82    $112     $136      $218       $19     $ 59     $101      $218
Aetna International VP                                 $ 91    $139     $182      $309       $28     $ 86     $146      $309
Aetna Money Market VP                                  $ 81    $109     $131      $208       $18     $ 56     $ 96      $208
Aetna Small Company VP                                 $ 86    $125     $158      $263       $23     $ 72     $123      $263
Aetna Technology VP                                    $ 89    $135     $175      $296       $27     $ 82     $139      $296
AIM V.I. Capital Appreciation Fund                     $ 86    $124     $156      $258       $23     $ 70     $120      $258
AIM V.I. Government Securities Fund                    $ 87    $128     $163      $273       $24     $ 75     $128      $273
AIM V.I. Growth Fund                                   $ 86    $124     $156      $259       $23     $ 70     $121      $259
AIM V.I. Growth and Income Fund                        $ 86    $124     $157      $260       $23     $ 71     $121      $260
AIM V.I. Value Fund                                    $ 86    $124     $157      $260       $23     $ 71     $121      $260
Alliance Growth and Income Portfolio                   $ 84    $120     $149      $244       $21     $ 66     $114      $244
Alliance Premier Growth Portfolio                      $ 88    $130     $167      $280       $25     $ 77     $131      $280
Alliance Quasar Portfolio                              $ 89    $133     $172      $290       $26     $ 80     $136      $290
Fidelity VIP Equity-Income Portfolio                   $ 83    $116     $142      $231       $20     $ 62     $107      $231
Fidelity VIP Growth Portfolio                          $ 84    $118     $147      $240       $21     $ 65     $112      $240
Fidelity VIP High Income Portfolio                     $ 84    $119     $148      $243       $21     $ 66     $113      $243
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 84    $119     $147      $241       $21     $ 65     $112      $241
Janus Aspen Aggressive Growth Portfolio                $ 84    $119     $147      $241       $21     $ 65     $112      $241
Janus Aspen Balanced Portfolio                         $ 84    $119     $147      $241       $21     $ 65     $112      $241
Janus Aspen Growth Portfolio                           $ 84    $119     $148      $242       $21     $ 66     $113      $242
Janus Aspen Worldwide Growth Portfolio                 $ 84    $120     $149      $244       $21     $ 66     $114      $244
MFS-Registered Trademark- Total Return Series          $ 86    $126     $160      $266       $24     $ 73     $124      $266
Mitchell Hutchins Growth and Income Portfolio          $ 91    $140     $183      $312       $28     $ 87     $148      $312
Mitchell Hutchins Small Cap Portfolio                  $102    $172     $235      $411       $39     $118     $200      $411
Mitchell Hutchins Tactical Allocation Portfolio        $ 87    $128     $164      $274       $24     $ 75     $128      $274
Oppenheimer Aggressive Growth Fund/VA                  $ 84    $118     $146      $239       $21     $ 65     $111      $239
Oppenheimer Main Street Growth & Income Fund/VA        $ 85    $121     $151      $249       $22     $ 67     $116      $249
Oppenheimer Strategic Bond Fund/VA                     $ 85    $123     $154      $255       $22     $ 69     $119      $255
Pilgrim VP Growth Opportunities Portfolio              $102    $172     $234      $409       $39     $118     $199      $409
Pilgrim VP MagnaCap Portfolio                          $157    $323     $464      $765       $94     $268     $427      $765
Pilgrim VP MidCap Opportunities Portfolio              $137    $269     $386      $659       $73     $215     $350      $659
Pilgrim VP SmallCap Opportunities Portfolio            $ 90    $136     $176      $299       $27     $ 82     $141      $299
PPI MFS Capital Opportunities Portfolio                $ 86    $126     $160      $266       $24     $ 73     $124      $266
PPI MFS Emerging Equities Portfolio                    $ 85    $123     $154      $255       $22     $ 69     $119      $255
PPI MFS Research Growth Portfolio                      $ 86    $124     $157      $260       $23     $ 71     $121      $260
PPI Scudder International Growth Portfolio             $ 87    $129     $165      $276       $25     $ 76     $129      $276
Prudential Jennison Portfolio                          $ 88    $130     $167      $280       $25     $ 77     $131      $280
SP Jennison International Growth Portfolio             $ 94    $150     $199      $343       $32     $ 96     $164      $343

--------------------------

* This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15%, an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%) and the premium bonus option charge of 0.50% during the first seven account years). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:*                              (no early withdrawal charge is
                                                                                            reflected):**

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 88    $132     $169      $267       $25     $ 78     $134      $267
Aetna Bond VP                                          $ 87    $129     $165      $258       $25     $ 76     $129      $258
Aetna Growth VP                                        $ 89    $135     $175      $278       $27     $ 82     $139      $278
Aetna Growth and Income VP                             $ 88    $131     $169      $266       $25     $ 78     $133      $266
Aetna Index Plus Large Cap VP                          $ 87    $127     $162      $252       $24     $ 74     $126      $252
Aetna International VP                                 $ 96    $154     $206      $339       $33     $100     $170      $339
Aetna Money Market VP                                  $ 86    $124     $157      $241       $23     $ 71     $121      $241
Aetna Small Company VP                                 $ 91    $140     $183      $295       $28     $ 87     $148      $295
Aetna Technology VP                                    $ 94    $150     $199      $326       $32     $ 96     $164      $326
AIM V.I. Capital Appreciation Fund                     $ 91    $139     $181      $290       $28     $ 85     $145      $290
AIM V.I. Government Securities Fund                    $ 92    $143     $188      $304       $29     $ 90     $152      $304
AIM V.I. Growth Fund                                   $ 91    $139     $181      $291       $28     $ 85     $146      $291
AIM V.I. Growth and Income Fund                        $ 91    $139     $182      $292       $28     $ 86     $146      $292
AIM V.I. Value Fund                                    $ 91    $139     $182      $292       $28     $ 86     $146      $292
Alliance Growth and Income Portfolio                   $ 89    $135     $174      $277       $26     $ 81     $139      $277
Alliance Premier Growth Portfolio                      $ 93    $145     $191      $311       $30     $ 92     $156      $311
Alliance Quasar Portfolio                              $ 94    $148     $196      $321       $31     $ 95     $161      $321
Fidelity VIP Equity-Income Portfolio                   $ 88    $131     $168      $264       $25     $ 77     $132      $264
Fidelity VIP Growth Portfolio                          $ 89    $134     $172      $273       $26     $ 80     $137      $273
Fidelity VIP High Income Portfolio                     $ 89    $134     $174      $276       $26     $ 81     $138      $276
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 89    $134     $173      $274       $26     $ 80     $137      $274
Janus Aspen Aggressive Growth Portfolio                $ 89    $134     $173      $274       $26     $ 80     $137      $274
Janus Aspen Balanced Portfolio                         $ 89    $134     $173      $274       $26     $ 80     $137      $274
Janus Aspen Growth Portfolio                           $ 89    $134     $173      $275       $26     $ 81     $138      $275
Janus Aspen Worldwide Growth Portfolio                 $ 89    $135     $174      $277       $26     $ 81     $139      $277
MFS-Registered Trademark- Total Return Series          $ 91    $141     $185      $298       $29     $ 87     $149      $298
Mitchell Hutchins Growth and Income Portfolio          $ 96    $155     $207      $342       $33     $101     $172      $342
Mitchell Hutchins Small Cap Portfolio                  $107    $187     $258      $437       $44     $133     $223      $437
Mitchell Hutchins Tactical Allocation Portfolio        $ 92    $143     $189      $305       $29     $ 90     $153      $305
Oppenheimer Aggressive Growth Fund/VA                  $ 89    $133     $172      $272       $26     $ 80     $136      $272
Oppenheimer Main Street Growth & Income Fund/VA        $ 90    $136     $176      $281       $27     $ 82     $141      $281
Oppenheimer Strategic Bond Fund/VA                     $ 90    $138     $179      $287       $27     $ 84     $144      $287
Pilgrim VP Growth Opportunities Portfolio              $107    $186     $258      $436       $44     $132     $222      $436
Pilgrim VP MagnaCap Portfolio                          $162    $335     $480      $777       $98     $280     $444      $777
Pilgrim VP MidCap Opportunities Portfolio              $141    $282     $405      $676       $78     $228     $369      $676
Pilgrim VP SmallCap Opportunities Portfolio            $ 95    $151     $201      $329       $32     $ 97     $165      $329
PPI MFS Capital Opportunities Portfolio                $ 91    $141     $185      $298       $29     $ 87     $149      $298
PPI MFS Emerging Equities Portfolio                    $ 90    $138     $179      $287       $27     $ 84     $144      $287
PPI MFS Research Growth Portfolio                      $ 91    $139     $182      $292       $28     $ 86     $146      $292
PPI Scudder International Growth Portfolio             $ 92    $144     $189      $307       $30     $ 90     $154      $307
Prudential Jennison Portfolio                          $ 93    $145     $191      $311       $30     $ 92     $156      $311
SP Jennison International Growth Portfolio             $ 99    $165     $223      $372       $36     $111     $187      $372

--------------------------

* This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000. This example does not reflect the amount of any premium bonus forfeited because of an early withdrawal during the first seven account years.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:                               (no early withdrawal charge is
                                                                                            reflected):*

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 74    $ 99     $126      $234       $20     $ 63     $108      $234
Aetna Bond VP                                          $ 73    $ 96     $122      $225       $20     $ 60     $104      $225
Aetna Growth VP                                        $ 75    $102     $132      $245       $22     $ 66     $114      $245
Aetna Growth and Income VP                             $ 74    $ 98     $126      $233       $20     $ 63     $108      $233
Aetna Index Plus Large Cap VP                          $ 73    $ 94     $118      $218       $19     $ 59     $101      $218
Aetna International VP                                 $ 82    $121     $164      $309       $28     $ 86     $146      $309
Aetna Money Market VP                                  $ 72    $ 91     $113      $208       $18     $ 56     $ 96      $208
Aetna Small Company VP                                 $ 77    $107     $140      $263       $23     $ 72     $123      $263
Aetna Technology VP                                    $ 80    $117     $157      $296       $27     $ 82     $139      $296
AIM V.I. Capital Appreciation Fund                     $ 77    $106     $138      $258       $23     $ 70     $120      $258
AIM V.I. Government Securities Fund                    $ 78    $110     $145      $273       $24     $ 75     $128      $273
AIM V.I. Growth Fund                                   $ 77    $106     $138      $259       $23     $ 70     $121      $259
AIM V.I. Growth and Income Fund                        $ 77    $106     $139      $260       $23     $ 71     $121      $260
AIM V.I. Value Fund                                    $ 77    $106     $139      $260       $23     $ 71     $121      $260
Alliance Growth and Income Portfolio                   $ 75    $102     $131      $244       $21     $ 66     $114      $244
Alliance Premier Growth Portfolio                      $ 79    $112     $149      $280       $25     $ 77     $131      $280
Alliance Quasar Portfolio                              $ 80    $115     $154      $290       $26     $ 80     $136      $290
Fidelity VIP Equity-Income Portfolio                   $ 74    $ 98     $125      $231       $20     $ 62     $107      $231
Fidelity VIP Growth Portfolio                          $ 75    $101     $129      $240       $21     $ 65     $112      $240
Fidelity VIP High Income Portfolio                     $ 75    $102     $131      $243       $21     $ 66     $113      $243
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 75    $101     $130      $241       $21     $ 65     $112      $241
Janus Aspen Aggressive Growth Portfolio                $ 75    $101     $130      $241       $21     $ 65     $112      $241
Janus Aspen Balanced Portfolio                         $ 75    $101     $130      $241       $21     $ 65     $112      $241
Janus Aspen Growth Portfolio                           $ 75    $101     $130      $242       $21     $ 66     $113      $242
Janus Aspen Worldwide Growth Portfolio                 $ 75    $102     $131      $244       $21     $ 66     $114      $244
MFS-Registered Trademark- Total Return Series          $ 77    $108     $142      $266       $24     $ 73     $124      $266
Mitchell Hutchins Growth and Income Portfolio          $ 82    $122     $165      $312       $28     $ 87     $148      $312
Mitchell Hutchins Small Cap Portfolio                  $ 93    $154     $218      $411       $39     $118     $200      $411
Mitchell Hutchins Tactical Allocation Portfolio        $ 78    $111     $146      $274       $24     $ 75     $128      $274
Oppenheimer Aggressive Growth Fund/VA                  $ 75    $100     $129      $239       $21     $ 65     $111      $239
Oppenheimer Main Street Growth & Income Fund/VA        $ 76    $103     $133      $249       $22     $ 67     $116      $249
Oppenheimer Strategic Bond Fund/VA                     $ 76    $105     $136      $255       $22     $ 69     $119      $255
Pilgrim VP Growth Opportunities Portfolio              $ 93    $154     $217      $409       $39     $118     $199      $409
Pilgrim VP MagnaCap Portfolio                          $148    $305     $445      $765       $94     $268     $427      $765
Pilgrim VP MidCap Opportunities Portfolio              $128    $251     $368      $659       $73     $215     $350      $659
Pilgrim VP SmallCap Opportunities Portfolio            $ 81    $118     $158      $299       $27     $ 82     $141      $299
PPI MFS Capital Opportunities Portfolio                $ 77    $108     $142      $266       $24     $ 73     $124      $266
PPI MFS Emerging Equities Portfolio                    $ 76    $105     $136      $255       $22     $ 69     $119      $255
PPI MFS Research Growth Portfolio                      $ 77    $106     $139      $260       $23     $ 71     $121      $260
PPI Scudder International Growth Portfolio             $ 78    $111     $147      $276       $25     $ 76     $129      $276
Prudential Jennison Portfolio                          $ 79    $112     $149      $280       $25     $ 77     $131      $280
SP Jennison International Growth Portfolio             $ 85    $132     $181      $343       $32     $ 96     $164      $343

--------------------------

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15%, an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%) and the premium bonus option charge of 0.50% during the first seven account years). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:*                              (no early withdrawal charge is
                                                                                            reflected):**

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 79    $114     $151      $267       $25     $ 78     $134      $267
Aetna Bond VP                                          $ 78    $111     $147      $258       $25     $ 76     $129      $258
Aetna Growth VP                                        $ 80    $117     $157      $278       $27     $ 82     $139      $278
Aetna Growth and Income VP                             $ 79    $114     $151      $266       $25     $ 78     $133      $266
Aetna Index Plus Large Cap VP                          $ 78    $109     $144      $252       $24     $ 74     $126      $252
Aetna International VP                                 $ 87    $136     $188      $339       $33     $100     $170      $339
Aetna Money Market VP                                  $ 77    $106     $139      $241       $23     $ 71     $121      $241
Aetna Small Company VP                                 $ 82    $122     $165      $295       $28     $ 87     $148      $295
Aetna Technology VP                                    $ 85    $132     $181      $326       $32     $ 96     $164      $326
AIM V.I. Capital Appreciation Fund                     $ 82    $121     $163      $290       $28     $ 85     $145      $290
AIM V.I. Government Securities Fund                    $ 83    $125     $170      $304       $29     $ 90     $152      $304
AIM V.I. Growth Fund                                   $ 82    $121     $163      $291       $28     $ 85     $146      $291
AIM V.I. Growth and Income Fund                        $ 82    $121     $164      $292       $28     $ 86     $146      $292
AIM V.I. Value Fund                                    $ 82    $121     $164      $292       $28     $ 86     $146      $292
Alliance Growth and Income Portfolio                   $ 80    $117     $156      $277       $26     $ 81     $139      $277
Alliance Premier Growth Portfolio                      $ 84    $127     $174      $311       $30     $ 92     $156      $311
Alliance Quasar Portfolio                              $ 85    $130     $179      $321       $31     $ 95     $161      $321
Fidelity VIP Equity-Income Portfolio                   $ 79    $113     $150      $264       $25     $ 77     $132      $264
Fidelity VIP Growth Portfolio                          $ 80    $116     $154      $273       $26     $ 80     $137      $273
Fidelity VIP High Income Portfolio                     $ 80    $117     $156      $276       $26     $ 81     $138      $276
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 80    $116     $155      $274       $26     $ 80     $137      $274
Janus Aspen Aggressive Growth Portfolio                $ 80    $116     $155      $274       $26     $ 80     $137      $274
Janus Aspen Balanced Portfolio                         $ 80    $116     $155      $274       $26     $ 80     $137      $274
Janus Aspen Growth Portfolio                           $ 80    $116     $155      $275       $26     $ 81     $138      $275
Janus Aspen Worldwide Growth Portfolio                 $ 80    $117     $156      $277       $26     $ 81     $139      $277
MFS-Registered Trademark- Total Return Series          $ 82    $123     $167      $298       $29     $ 87     $149      $298
Mitchell Hutchins Growth and Income Portfolio          $ 87    $137     $190      $342       $33     $101     $172      $342
Mitchell Hutchins Small Cap Portfolio                  $ 98    $169     $240      $437       $44     $133     $223      $437
Mitchell Hutchins Tactical Allocation Portfolio        $ 83    $126     $171      $305       $29     $ 90     $153      $305
Oppenheimer Aggressive Growth Fund/VA                  $ 80    $115     $154      $272       $26     $ 80     $136      $272
Oppenheimer Main Street Growth & Income Fund/VA        $ 81    $118     $158      $281       $27     $ 82     $141      $281
Oppenheimer Strategic Bond Fund/VA                     $ 81    $120     $161      $287       $27     $ 84     $144      $287
Pilgrim VP Growth Opportunities Portfolio              $ 98    $168     $240      $436       $44     $132     $222      $436
Pilgrim VP MagnaCap Portfolio                          $152    $316     $462      $777       $98     $280     $444      $777
Pilgrim VP MidCap Opportunities Portfolio              $132    $264     $387      $676       $78     $228     $369      $676
Pilgrim VP SmallCap Opportunities Portfolio            $ 86    $133     $183      $329       $32     $ 97     $165      $329
PPI MFS Capital Opportunities Portfolio                $ 82    $123     $167      $298       $29     $ 87     $149      $298
PPI MFS Emerging Equities Portfolio                    $ 81    $120     $161      $287       $27     $ 84     $144      $287
PPI MFS Research Growth Portfolio                      $ 82    $121     $164      $292       $28     $ 86     $146      $292
PPI Scudder International Growth Portfolio             $ 83    $126     $172      $307       $30     $ 90     $154      $307
Prudential Jennison Portfolio                          $ 84    $127     $174      $311       $30     $ 92     $156      $311
SP Jennison International Growth Portfolio             $ 90    $147     $205      $372       $36     $111     $187      $372

--------------------------

* This example does not reflect the amount of any premium bonus forfeited because of an early withdrawal during the first seven account years.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

4. The following information replaces the descriptions of the Mitchell Hutchins Series Trust Growth and Income, Small Cap and Tactical Allocation Portfolios in Appendix IV -- Description of Underlying Funds:

MITCHELL HUTCHINS SERIES TRUST GROWTH AND INCOME PORTFOLIO (CLASS I SHARES)

INVESTMENT OBJECTIVE
Seeks current income and capital growth.

POLICIES
Invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks. The fund's manager, Brinson Advisors, Inc. has appointed Alliance Capital Management L.P. (Alliance Capital) to serve as subadviser for the fund's investments. In deciding which equity securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. In deciding which fixed income securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

PRINCIPAL RISKS
Principal risks presented by the fund are equity risk and foreign investing risk. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock. Foreign investing risk refers to the risk that the value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

INVESTMENT ADVISER:  Brinson Advisors, Inc.
SUBADVISER:  Alliance Capital Management L.P.

MITCHELL HUTCHINS SERIES TRUST SMALL CAP PORTFOLIO (CLASS I SHARES) EFFECTIVE SEPTEMBER 15, 2000 THIS FUND IS CLOSED TO NEW INVESTORS AND TO NEW INVESTMENTS FROM EXISTING INVESTORS.

INVESTMENT OBJECTIVE
Seeks long-term capital appreciation.

POLICIES
Invests primarily in stocks of small capitalization ("small cap") companies that the subadviser believes offers the possibility of above-average earnings growth. May invest in both well-known and established companies and in new and unseasoned companies. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap. May also invest in special situations. Special situations occur when the securities of a company are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole. The fund may also invest in non-convertible bonds and preferred stocks. Some investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks. The fund's manager, Brinson Advisors, Inc. has appointed Alliance Capital Management L.P. (Alliance Capital) to serve as subadviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider the relevant economic and political outlook, the values of the specific securities relative to other investments, trends in the determinants of corporate profits, and management capability and practices.

PRINCIPAL RISKS
Principal risks presented by the fund are: equity risk, limited capitalization risk, foreign investing risk, and derivatives risk. Equity risk refers to the risk that stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock. Limited capitalization risk refers to equity risk being greater for the common stocks of small cap companies because they generally are more vulnerable than large or mid cap companies to adverse business or economic developments and they may have more limited resources. Foreign investing risk refers to the risk that the value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Derivatives risk refers to the risk that the fund's investments in derivatives may rise or fall more rapidly than other investments.

INVESTMENT ADVISER:  Brinson Advisors, Inc.
SUBADVISER:  Alliance Capital Management L.P.

MITCHELL HUTCHINS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO (CLASS I SHARES)

INVESTMENT OBJECTIVE
Seeks total return, consisting of long-term capital appreciation and current income.

POLICIES
Allocates its assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The investment adviser reallocates assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%. If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills. When the Model recommends a fixed income allocation of more than 50%, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts. The fund may (but is not required to) use derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. These instruments may also be used to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

PRINCIPAL RISKS
Principals risks presented by the fund are: asset allocation risk, equity risk, index tracking risk, interest rate risk, derivatives risk, and foreign investing risk. Asset allocation risk refers to the risk that the Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from one asset class to another. Equity risk refers to the risk that stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock. Index tracking risk refers to the risk that the performance of the fund's stock investments generally will not be identical to that of the S&P 500 Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily. Interest rate risk refers to the risk that the value of the fund's bond investments generally will fall when interest rates rise. Derivatives risk refers to the risk that the fund's investments in derivatives may rise or fall more rapidly than other investments. The S&P 500 Index includes some U.S. dollar denominated foreign securities. Foreign investing risk refers to the risk that the value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

INVESTMENT ADVISER:  Brinson Advisors, Inc.

X.AVAMH-01                                                              May 2001

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                      SUPPLEMENT DATED MAY 11, 2001 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

     AETNA VARIABLE ANNUITY - GROUP AND INDIVIDUAL DEFERRED VARIABLE ANNUITY
                                    CONTRACTS


The information in this supplement updates and amends certain information contained in the Statement of Additional Information dated May 1, 2001 (SAI). You should read this supplement along with the Statement of Additional Information.

The following information is added to the SAI following the section entitled "Independent Auditors":

                          CHANGE IN INDEPENDENT AUDITORS

     Effective May 3, 2001 Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the separate account and for the Company. Ernst & Young LLP are expected to complete audits for the separate account and for the Company for the year ended December 31, 2001.

X.SAI56297-01                                                       May 2001